AXS Adaptive Plus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY BILLS — 53.2%
	United States Treasury Bill
$5,000,000	0.000%, 4/27/2023	$4,929,545
5,000,000	0.000%, 10/5/2023	4,831,065
	TOTAL U.S. TREASURY BILLS
	(Cost $9,760,902)	9,760,610

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 22.9%
	CALL OPTIONS — 22.9%
6,397	Nomura Galaxy Option - ProfitScore Regime - Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $657.16, Exercise Price: $0.0001, Notional Amount: $64, Expiration Date: September 15, 2024[1]	4,204,326
	TOTAL CALL OPTIONS
	(Cost $5,933,917)	4,204,326

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $5,933,917)	4,204,326

Number
of Shares
	SHORT-TERM INVESTMENTS — 24.0%
4,398,275	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.13%[2]	4,398,275
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,398,275)	4,398,275

	TOTAL INVESTMENTS — 100.1%
	(Cost $20,093,094)	18,363,211

	Liabilities in Excess of Other Assets — (0.1)%	(9,236)
	TOTAL NET ASSETS — 100.0%	$18,353,975

[1]	The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.

[2]	The rate is the annualized seven-day yield at period end.